UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Emerging Markets Equity Fund

Class A: SEKAX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.19%

Gross expense ratio as of the latest prospectus: 1.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 23.12% (unadjusted for sales charges) for the period ended October 31, 2024. The MCSI Emerging Markets Index, returned 25.32% for the same period.

The Fund’s positioning in India and China was the primary reason for its underperformance in the annual period. With regard to its investments in India, the Fund's underperformance primarily stemmed from positions in stocks that gained ground but didn’t keep pace with the strong return for the country's broader market, including HDFC Bank Ltd. (3.0%), the engineering/construction firm Larsen & Toubro Ltd. (4.4%), and the automaker Maruti Suzuki Ltd.* In addition, shares of the microfinance company Credit Access Grameen Ltd. (1.2%) declined after the company posted weaker-than-expected results. The Fund's underperformance in China was primarily the result of an underweight allocation that prevented the Fund from gaining the full benefit of the market’s surge in September. Stock selection also played a role, with Yum China Holdings, Inc.* and New Oriental Education & Technology Co., Inc. (1.0%) representing the largest detractors. Positioning in South Korea was a further detractor, with most of the deficit coming from Samsung Electronics Co., Ltd. (4.7%). An underweight in Indonesia also weighed on relative performance, as did the Fund’s cash position.

On the other hand, stock selection in Taiwan was a key contributor. The Fund benefited from a meaningful overweight in Taiwan Semiconductor Manufacturing Co. Ltd. (12.9%). Chip stocks, in general, strongly outperformed due in part to optimism surrounding the potential growth of artificial intelligence. The South Korean stock SK Hynix, Inc. (2.0%) was another key beneficiary of this trend. Companies poised to capitalize on the growing financial health of emerging-market consumers made a sizable contribution to the Fund's relative performance, as well. Among these were NU Holdings Ltd. (Brazil) (1.3%), MercadoLibre, Inc. (Argentina) (2.3%), Trip.com Group Ltd. (India) (2.3%), and Tencent Holdings, Ltd. (China) (5.2%). The Argentine bank Grupo Financiero Galicia SA (2.4%) was also a top contributor thanks to a supportive shift in the nation’s policy direction. Stock selection in Egypt, Poland, and Turkey further helped results.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI Emerging Markets Index
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$14,012
$11,763

	Class A	MSCI Emerging Markets Index
'14	$9,425	$10,000
'14	$9,300	$9,894
'14	$9,037	$9,438
'15	$9,031	$9,495
'15	$9,244	$9,789
'15	$9,140	$9,650
'15	$9,923	$10,392
'15	$9,693	$9,976
'15	$9,451	$9,717
'15	$8,858	$9,043
'15	$8,070	$8,225
'15	$7,845	$7,978
'15	$8,334	$8,547
'15	$8,098	$8,213
'15	$7,845	$8,030
'16	$7,275	$7,509
'16	$7,149	$7,497
'16	$7,978	$8,489
'16	$7,966	$8,535
'16	$7,793	$8,217
'16	$8,173	$8,545
'16	$8,565	$8,975
'16	$8,841	$9,198
'16	$9,060	$9,317
'16	$9,042	$9,339
'16	$8,628	$8,909
'16	$8,608	$8,929
'17	$9,139	$9,417
'17	$9,324	$9,705
'17	$9,578	$9,950
'17	$9,791	$10,168
'17	$10,016	$10,469
'17	$10,016	$10,574
'17	$10,663	$11,205
'17	$10,946	$11,455
'17	$10,877	$11,409
'17	$11,281	$11,809
'17	$11,419	$11,833
'17	$11,825	$12,257
'18	$12,893	$13,279
'18	$12,197	$12,667
'18	$12,028	$12,431
'18	$11,878	$12,376
'18	$11,535	$11,938
'18	$11,147	$11,442
'18	$11,385	$11,693
'18	$11,066	$11,377
'18	$11,008	$11,316
'18	$10,289	$10,331
'18	$10,683	$10,757
'18	$10,357	$10,472
'19	$11,243	$11,389
'19	$11,232	$11,414
'19	$11,448	$11,510
'19	$11,663	$11,752
'19	$10,882	$10,900
'19	$11,564	$11,580
'19	$11,290	$11,438
'19	$10,765	$10,881
'19	$11,022	$11,088
'19	$11,424	$11,556
'19	$11,523	$11,540
'19	$12,326	$12,401
'20	$11,578	$11,823
'20	$11,181	$11,199
'20	$9,626	$9,474
'20	$10,350	$10,342
'20	$10,391	$10,421
'20	$11,062	$11,187
'20	$11,988	$12,187
'20	$12,350	$12,457
'20	$12,279	$12,257
'20	$12,653	$12,509
'20	$13,644	$13,666
'20	$14,602	$14,671
'21	$15,016	$15,121
'21	$15,244	$15,236
'21	$14,848	$15,006
'21	$15,016	$15,380
'21	$15,022	$15,737
'21	$15,046	$15,764
'21	$13,984	$14,703
'21	$14,122	$15,088
'21	$13,498	$14,488
'21	$13,420	$14,631
'21	$12,748	$14,035
'21	$12,885	$14,298
'22	$12,799	$14,027
'22	$12,038	$13,608
'22	$11,776	$13,301
'22	$10,996	$12,561
'22	$11,221	$12,616
'22	$10,588	$11,778
'22	$10,375	$11,749
'22	$10,423	$11,798
'22	$9,534	$10,415
'22	$8,919	$10,091
'22	$10,289	$11,588
'22	$10,076	$11,425
'23	$11,101	$12,328
'23	$10,194	$11,528
'23	$10,523	$11,877
'23	$10,225	$11,743
'23	$9,815	$11,546
'23	$10,305	$11,984
'23	$10,796	$12,730
'23	$10,132	$11,946
'23	$9,877	$11,633
'23	$9,554	$11,181
'23	$10,305	$12,076
'23	$10,692	$12,548
'24	$10,305	$11,966
'24	$10,667	$12,535
'24	$11,015	$12,845
'24	$10,971	$12,903
'24	$11,180	$12,976
'24	$11,516	$13,488
'24	$11,402	$13,528
'24	$11,605	$13,746
'24	$12,194	$14,664
'24	$11,763	$14,012

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.12%	0.59%	2.24%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.04%	-0.60%	1.64%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRA-A

R-103417-1 (12/24)

DWS Emerging Markets Equity Fund

Class C: SEKCX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.94%

Gross expense ratio as of the latest prospectus: 2.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 22.20% (unadjusted for sales charges) for the period ended October 31, 2024. The MCSI Emerging Markets Index, returned 25.32% for the same period.

The Fund’s positioning in India and China was the primary reason for its underperformance in the annual period. With regard to its investments in India, the Fund's underperformance primarily stemmed from positions in stocks that gained ground but didn’t keep pace with the strong return for the country's broader market, including HDFC Bank Ltd. (3.0%), the engineering/construction firm Larsen & Toubro Ltd. (4.4%), and the automaker Maruti Suzuki Ltd.* In addition, shares of the microfinance company Credit Access Grameen Ltd. (1.2%) declined after the company posted weaker-than-expected results. The Fund's underperformance in China was primarily the result of an underweight allocation that prevented the Fund from gaining the full benefit of the market’s surge in September. Stock selection also played a role, with Yum China Holdings, Inc.* and New Oriental Education & Technology Co., Inc. (1.0%) representing the largest detractors. Positioning in South Korea was a further detractor, with most of the deficit coming from Samsung Electronics Co., Ltd. (4.7%). An underweight in Indonesia also weighed on relative performance, as did the Fund’s cash position.

On the other hand, stock selection in Taiwan was a key contributor. The Fund benefited from a meaningful overweight in Taiwan Semiconductor Manufacturing Co. Ltd. (12.9%). Chip stocks, in general, strongly outperformed due in part to optimism surrounding the potential growth of artificial intelligence. The South Korean stock SK Hynix, Inc. (2.0%) was another key beneficiary of this trend. Companies poised to capitalize on the growing financial health of emerging-market consumers made a sizable contribution to the Fund's relative performance, as well. Among these were NU Holdings Ltd. (Brazil) (1.3%), MercadoLibre, Inc. (Argentina) (2.3%), Trip.com Group Ltd. (India) (2.3%), and Tencent Holdings, Ltd. (China) (5.2%). The Argentine bank Grupo Financiero Galicia SA (2.4%) was also a top contributor thanks to a supportive shift in the nation’s policy direction. Stock selection in Egypt, Poland, and Turkey further helped results.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI Emerging Markets Index
$20,000
$15,000
$10,000
$5,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
$14,012
$11,576

	Class C	MSCI Emerging Markets Index
'14	$10,000	$10,000
'14	$9,859	$9,894
'14	$9,575	$9,438
'15	$9,569	$9,495
'15	$9,783	$9,789
'15	$9,669	$9,650
'15	$10,489	$10,392
'15	$10,240	$9,976
'15	$9,978	$9,717
'15	$9,340	$9,043
'15	$8,508	$8,225
'15	$8,266	$7,978
'15	$8,776	$8,547
'15	$8,521	$8,213
'15	$8,252	$8,030
'16	$7,648	$7,509
'16	$7,507	$7,497
'16	$8,373	$8,489
'16	$8,353	$8,535
'16	$8,172	$8,217
'16	$8,561	$8,545
'16	$8,964	$8,975
'16	$9,253	$9,198
'16	$9,475	$9,317
'16	$9,448	$9,339
'16	$9,011	$8,909
'16	$8,984	$8,929
'17	$9,535	$9,417
'17	$9,723	$9,705
'17	$9,978	$9,950
'17	$10,193	$10,168
'17	$10,421	$10,469
'17	$10,415	$10,574
'17	$11,079	$11,205
'17	$11,368	$11,455
'17	$11,288	$11,409
'17	$11,704	$11,809
'17	$11,831	$11,833
'17	$12,254	$12,257
'18	$13,349	$13,279
'18	$12,624	$12,667
'18	$12,443	$12,431
'18	$12,275	$12,376
'18	$11,912	$11,938
'18	$11,502	$11,442
'18	$11,744	$11,693
'18	$11,402	$11,377
'18	$11,335	$11,316
'18	$10,589	$10,331
'18	$10,992	$10,757
'18	$10,643	$10,472
'19	$11,549	$11,389
'19	$11,536	$11,414
'19	$11,744	$11,510
'19	$11,959	$11,752
'19	$11,153	$10,900
'19	$11,845	$11,580
'19	$11,556	$11,438
'19	$11,006	$10,881
'19	$11,261	$11,088
'19	$11,670	$11,556
'19	$11,764	$11,540
'19	$12,580	$12,401
'20	$11,807	$11,823
'20	$11,393	$11,199
'20	$9,799	$9,474
'20	$10,532	$10,342
'20	$10,566	$10,421
'20	$11,244	$11,187
'20	$12,173	$12,187
'20	$12,532	$12,457
'20	$12,458	$12,257
'20	$12,824	$12,509
'20	$13,821	$13,666
'20	$14,785	$14,671
'21	$15,194	$15,121
'21	$15,418	$15,236
'21	$15,010	$15,006
'21	$15,167	$15,380
'21	$15,167	$15,737
'21	$15,173	$15,764
'21	$14,098	$14,703
'21	$14,228	$15,088
'21	$13,595	$14,488
'21	$13,506	$14,631
'21	$12,819	$14,035
'21	$12,948	$14,298
'22	$12,852	$14,027
'22	$12,084	$13,608
'22	$11,810	$13,301
'22	$11,021	$12,561
'22	$11,247	$12,616
'22	$10,603	$11,778
'22	$10,376	$11,749
'22	$10,424	$11,798
'22	$9,526	$10,415
'22	$8,902	$10,091
'22	$10,267	$11,588
'22	$10,056	$11,425
'23	$11,069	$12,328
'23	$10,153	$11,528
'23	$10,479	$11,877
'23	$10,174	$11,743
'23	$9,757	$11,546
'23	$10,243	$11,984
'23	$10,722	$12,730
'23	$10,056	$11,946
'23	$9,792	$11,633
'23	$9,473	$11,181
'23	$10,208	$12,076
'23	$10,585	$12,548
'24	$10,198	$11,966
'24	$10,550	$12,535
'24	$10,880	$12,845
'24	$10,831	$12,903
'24	$11,035	$12,976
'24	$11,358	$13,488
'24	$11,238	$13,528
'24	$11,435	$13,746
'24	$12,012	$14,664
'24	$11,576	$14,012

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	22.20%	-0.16%	1.47%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	21.20%	-0.16%	1.47%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRA-C

R-103417-1 (12/24)

DWS Emerging Markets Equity Fund

Class R6: SEKRX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.94%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 23.44% for the period ended October 31, 2024. The MCSI Emerging Markets Index, returned 25.32% for the same period.

The Fund’s positioning in India and China was the primary reason for its underperformance in the annual period. With regard to its investments in India, the Fund's underperformance primarily stemmed from positions in stocks that gained ground but didn’t keep pace with the strong return for the country's broader market, including HDFC Bank Ltd. (3.0%), the engineering/construction firm Larsen & Toubro Ltd. (4.4%), and the automaker Maruti Suzuki Ltd.* In addition, shares of the microfinance company Credit Access Grameen Ltd. (1.2%) declined after the company posted weaker-than-expected results. The Fund's underperformance in China was primarily the result of an underweight allocation that prevented the Fund from gaining the full benefit of the market’s surge in September. Stock selection also played a role, with Yum China Holdings, Inc.* and New Oriental Education & Technology Co., Inc. (1.0%) representing the largest detractors. Positioning in South Korea was a further detractor, with most of the deficit coming from Samsung Electronics Co., Ltd. (4.7%). An underweight in Indonesia also weighed on relative performance, as did the Fund’s cash position.

On the other hand, stock selection in Taiwan was a key contributor. The Fund benefited from a meaningful overweight in Taiwan Semiconductor Manufacturing Co. Ltd. (12.9%). Chip stocks, in general, strongly outperformed due in part to optimism surrounding the potential growth of artificial intelligence. The South Korean stock SK Hynix, Inc. (2.0%) was another key beneficiary of this trend. Companies poised to capitalize on the growing financial health of emerging-market consumers made a sizable contribution to the Fund's relative performance, as well. Among these were NU Holdings Ltd. (Brazil) (1.3%), MercadoLibre, Inc. (Argentina) (2.3%), Trip.com Group Ltd. (India) (2.3%), and Tencent Holdings, Ltd. (China) (5.2%). The Argentine bank Grupo Financiero Galicia SA (2.4%) was also a top contributor thanks to a supportive shift in the nation’s policy direction. Stock selection in Egypt, Poland, and Turkey further helped results.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
MSCI Emerging Markets Index
$15,000
$10,000
$5,000
$0
$12,765
$11,187
9/7/18
'18
'19
'20
'21
'22
'23
'24

	Class R6	MSCI Emerging Markets Index
9/7/18	$10,294	$10,309
10/31/18	$9,631	$9,411
11/30/18	$10,000	$9,799
12/31/18	$9,690	$9,540
1/31/19	$10,527	$10,375
2/28/19	$10,521	$10,398
3/31/19	$10,721	$10,486
4/30/19	$10,926	$10,706
5/31/19	$10,197	$9,929
6/30/19	$10,839	$10,549
7/31/19	$10,580	$10,420
8/31/19	$10,089	$9,912
9/30/19	$10,332	$10,101
10/31/19	$10,721	$10,527
11/30/19	$10,818	$10,513
12/31/19	$11,576	$11,297
1/31/20	$10,877	$10,770
2/29/20	$10,503	$10,203
3/31/20	$9,044	$8,631
4/30/20	$9,727	$9,421
5/31/20	$9,765	$9,494
6/30/20	$10,398	$10,192
7/31/20	$11,268	$11,102
8/31/20	$11,609	$11,348
9/30/20	$11,549	$11,166
10/31/20	$11,907	$11,396
11/30/20	$12,837	$12,450
12/31/20	$13,746	$13,365
1/31/21	$14,136	$13,775
2/28/21	$14,354	$13,880
3/31/21	$13,991	$13,671
4/30/21	$14,147	$14,011
5/31/21	$14,159	$14,336
6/30/21	$14,181	$14,361
7/31/21	$13,188	$13,394
8/31/21	$13,316	$13,745
9/30/21	$12,736	$13,199
10/31/21	$12,663	$13,329
11/30/21	$12,033	$12,786
12/31/21	$12,159	$13,025
1/31/22	$12,085	$12,779
2/28/22	$11,370	$12,397
3/31/22	$11,120	$12,117
4/30/22	$10,387	$11,443
5/31/22	$10,603	$11,493
6/30/22	$10,007	$10,730
7/31/22	$9,802	$10,703
8/31/22	$9,853	$10,748
9/30/22	$9,013	$9,488
10/31/22	$8,434	$9,193
11/30/22	$9,734	$10,557
12/31/22	$9,539	$10,408
1/31/23	$10,508	$11,230
2/28/23	$9,649	$10,502
3/31/23	$9,963	$10,820
4/30/23	$9,684	$10,698
5/31/23	$9,295	$10,518
6/30/23	$9,765	$10,917
7/31/23	$10,236	$11,597
8/31/23	$9,609	$10,883
9/30/23	$9,365	$10,598
10/31/23	$9,063	$10,186
11/30/23	$9,771	$11,001
12/31/23	$10,142	$11,431
1/31/24	$9,780	$10,901
2/29/24	$10,124	$11,419
3/31/24	$10,457	$11,702
4/30/24	$10,415	$11,755
5/31/24	$10,617	$11,821
6/30/24	$10,938	$12,287
7/31/24	$10,837	$12,324
8/31/24	$11,033	$12,523
9/30/24	$11,591	$13,359
10/31/24	$11,187	$12,765

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 9/7/18
Class R6 No Sales Charge	23.44%	0.85%	1.84%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRA-R6

R-103417-1 (12/24)

DWS Emerging Markets Equity Fund

Class S: SEMGX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$114	1.02%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 23.35% for the period ended October 31, 2024. The MCSI Emerging Markets Index, returned 25.32% for the same period.

The Fund’s positioning in India and China was the primary reason for its underperformance in the annual period. With regard to its investments in India, the Fund's underperformance primarily stemmed from positions in stocks that gained ground but didn’t keep pace with the strong return for the country's broader market, including HDFC Bank Ltd. (3.0%), the engineering/construction firm Larsen & Toubro Ltd. (4.4%), and the automaker Maruti Suzuki Ltd.* In addition, shares of the microfinance company Credit Access Grameen Ltd. (1.2%) declined after the company posted weaker-than-expected results. The Fund's underperformance in China was primarily the result of an underweight allocation that prevented the Fund from gaining the full benefit of the market’s surge in September. Stock selection also played a role, with Yum China Holdings, Inc.* and New Oriental Education & Technology Co., Inc. (1.0%) representing the largest detractors. Positioning in South Korea was a further detractor, with most of the deficit coming from Samsung Electronics Co., Ltd. (4.7%). An underweight in Indonesia also weighed on relative performance, as did the Fund’s cash position.

On the other hand, stock selection in Taiwan was a key contributor. The Fund benefited from a meaningful overweight in Taiwan Semiconductor Manufacturing Co. Ltd. (12.9%). Chip stocks, in general, strongly outperformed due in part to optimism surrounding the potential growth of artificial intelligence. The South Korean stock SK Hynix, Inc. (2.0%) was another key beneficiary of this trend. Companies poised to capitalize on the growing financial health of emerging-market consumers made a sizable contribution to the Fund's relative performance, as well. Among these were NU Holdings Ltd. (Brazil) (1.3%), MercadoLibre, Inc. (Argentina) (2.3%), Trip.com Group Ltd. (India) (2.3%), and Tencent Holdings, Ltd. (China) (5.2%). The Argentine bank Grupo Financiero Galicia SA (2.4%) was also a top contributor thanks to a supportive shift in the nation’s policy direction. Stock selection in Egypt, Poland, and Turkey further helped results.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI Emerging Markets Index
$20,000
$15,000
$10,000
$5,000
$0
$14,012
$12,723
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	MSCI Emerging Markets Index
'14	$10,000	$10,000
'14	$9,869	$9,894
'14	$9,590	$9,438
'15	$9,590	$9,495
'15	$9,813	$9,789
'15	$9,710	$9,650
'15	$10,543	$10,392
'15	$10,302	$9,976
'15	$10,048	$9,717
'15	$9,415	$9,043
'15	$8,582	$8,225
'15	$8,340	$7,978
'15	$8,871	$8,547
'15	$8,612	$8,213
'15	$8,347	$8,030
'16	$7,742	$7,509
'16	$7,609	$7,497
'16	$8,498	$8,489
'16	$8,486	$8,535
'16	$8,299	$8,217
'16	$8,710	$8,545
'16	$9,127	$8,975
'16	$9,424	$9,198
'16	$9,659	$9,317
'16	$9,641	$9,339
'16	$9,200	$8,909
'16	$9,178	$8,929
'17	$9,756	$9,417
'17	$9,950	$9,705
'17	$10,224	$9,950
'17	$10,455	$10,168
'17	$10,698	$10,469
'17	$10,698	$10,574
'17	$11,392	$11,205
'17	$11,696	$11,455
'17	$11,623	$11,409
'17	$12,055	$11,809
'17	$12,201	$11,833
'17	$12,639	$12,257
'18	$13,783	$13,279
'18	$13,043	$12,667
'18	$12,865	$12,431
'18	$12,700	$12,376
'18	$12,339	$11,938
'18	$11,923	$11,442
'18	$12,186	$11,693
'18	$11,843	$11,377
'18	$11,782	$11,316
'18	$11,017	$10,331
'18	$11,439	$10,757
'18	$11,090	$10,472
'19	$12,040	$11,389
'19	$12,034	$11,414
'19	$12,262	$11,510
'19	$12,496	$11,752
'19	$11,664	$10,900
'19	$12,391	$11,580
'19	$12,102	$11,438
'19	$11,534	$10,881
'19	$11,812	$11,088
'19	$12,249	$11,556
'19	$12,360	$11,540
'19	$13,223	$12,401
'20	$12,424	$11,823
'20	$11,997	$11,199
'20	$10,325	$9,474
'20	$11,105	$10,342
'20	$11,149	$10,421
'20	$11,878	$11,187
'20	$12,871	$12,187
'20	$13,260	$12,457
'20	$13,185	$12,257
'20	$13,587	$12,509
'20	$14,655	$13,666
'20	$15,687	$14,671
'21	$16,132	$15,121
'21	$16,380	$15,236
'21	$15,960	$15,006
'21	$16,145	$15,380
'21	$16,151	$15,737
'21	$16,177	$15,764
'21	$15,044	$14,703
'21	$15,190	$15,088
'21	$14,522	$14,488
'21	$14,439	$14,631
'21	$13,720	$14,035
'21	$13,866	$14,298
'22	$13,775	$14,027
'22	$12,959	$13,608
'22	$12,675	$13,301
'22	$11,839	$12,561
'22	$12,085	$12,616
'22	$11,406	$11,778
'22	$11,173	$11,749
'22	$11,231	$11,798
'22	$10,273	$10,415
'22	$9,613	$10,091
'22	$11,089	$11,588
'22	$10,864	$11,425
'23	$11,974	$12,328
'23	$10,989	$11,528
'23	$11,346	$11,877
'23	$11,029	$11,743
'23	$10,586	$11,546
'23	$11,121	$11,984
'23	$11,650	$12,730
'23	$10,936	$11,946
'23	$10,659	$11,633
'23	$10,315	$11,181
'23	$11,121	$12,076
'23	$11,548	$12,548
'24	$11,129	$11,966
'24	$11,521	$12,535
'24	$11,899	$12,845
'24	$11,852	$12,903
'24	$12,081	$12,976
'24	$12,446	$13,488
'24	$12,331	$13,528
'24	$12,548	$13,746
'24	$13,189	$14,664
'24	$12,723	$14,012

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.35%	0.76%	2.44%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRA-S

R-103417-1 (12/24)

DWS Emerging Markets Equity Fund

Institutional Class: SEKIX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.94%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 23.40% for the period ended October 31, 2024. The MCSI Emerging Markets Index, returned 25.32% for the same period.

The Fund’s positioning in India and China was the primary reason for its underperformance in the annual period. With regard to its investments in India, the Fund's underperformance primarily stemmed from positions in stocks that gained ground but didn’t keep pace with the strong return for the country's broader market, including HDFC Bank Ltd. (3.0%), the engineering/construction firm Larsen & Toubro Ltd. (4.4%), and the automaker Maruti Suzuki Ltd.* In addition, shares of the microfinance company Credit Access Grameen Ltd. (1.2%) declined after the company posted weaker-than-expected results. The Fund's underperformance in China was primarily the result of an underweight allocation that prevented the Fund from gaining the full benefit of the market’s surge in September. Stock selection also played a role, with Yum China Holdings, Inc.* and New Oriental Education & Technology Co., Inc. (1.0%) representing the largest detractors. Positioning in South Korea was a further detractor, with most of the deficit coming from Samsung Electronics Co., Ltd. (4.7%). An underweight in Indonesia also weighed on relative performance, as did the Fund’s cash position.

On the other hand, stock selection in Taiwan was a key contributor. The Fund benefited from a meaningful overweight in Taiwan Semiconductor Manufacturing Co. Ltd. (12.9%). Chip stocks, in general, strongly outperformed due in part to optimism surrounding the potential growth of artificial intelligence. The South Korean stock SK Hynix, Inc. (2.0%) was another key beneficiary of this trend. Companies poised to capitalize on the growing financial health of emerging-market consumers made a sizable contribution to the Fund's relative performance, as well. Among these were NU Holdings Ltd. (Brazil) (1.3%), MercadoLibre, Inc. (Argentina) (2.3%), Trip.com Group Ltd. (India) (2.3%), and Tencent Holdings, Ltd. (China) (5.2%). The Argentine bank Grupo Financiero Galicia SA (2.4%) was also a top contributor thanks to a supportive shift in the nation’s policy direction. Stock selection in Egypt, Poland, and Turkey further helped results.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
MSCI Emerging Markets Index
$1,650,000
$1,320,000
$990,000
$660,000
$330,000
$0
$1,401,189
$1,279,768
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Institutional Class	MSCI Emerging Markets Index
'14	$1,000,000	$1,000,000
'14	$987,463	$989,423
'14	$959,495	$943,825
'15	$959,495	$949,483
'15	$981,850	$978,882
'15	$971,579	$964,962
'15	$1,054,961	$1,039,182
'15	$1,030,188	$997,567
'15	$1,004,811	$971,659
'15	$941,972	$904,305
'15	$858,590	$822,513
'15	$834,422	$797,769
'15	$886,989	$854,677
'15	$861,612	$821,338
'15	$835,083	$803,029
'16	$774,526	$750,933
'16	$761,203	$749,704
'16	$850,222	$848,910
'16	$849,011	$853,524
'16	$830,238	$821,686
'16	$870,812	$854,526
'16	$913,202	$897,527
'16	$942,875	$919,832
'16	$965,886	$931,660
'16	$964,675	$933,881
'16	$920,468	$890,894
'16	$918,262	$892,861
'17	$975,502	$941,721
'17	$995,596	$970,549
'17	$1,022,389	$995,049
'17	$1,045,528	$1,016,834
'17	$1,070,494	$1,046,896
'17	$1,070,494	$1,057,435
'17	$1,139,912	$1,120,468
'17	$1,170,358	$1,145,460
'17	$1,163,051	$1,140,905
'17	$1,206,285	$1,180,900
'17	$1,221,508	$1,183,271
'17	$1,265,163	$1,225,747
'18	$1,379,843	$1,327,908
'18	$1,305,638	$1,266,666
'18	$1,287,853	$1,243,114
'18	$1,271,295	$1,237,614
'18	$1,235,113	$1,193,760
'18	$1,194,024	$1,144,163
'18	$1,219,781	$1,169,297
'18	$1,185,438	$1,137,680
'18	$1,179,306	$1,131,642
'18	$1,103,261	$1,033,096
'18	$1,145,576	$1,075,670
'18	$1,110,316	$1,047,174
'19	$1,206,140	$1,138,862
'19	$1,204,903	$1,141,422
'19	$1,227,777	$1,151,002
'19	$1,251,888	$1,175,233
'19	$1,168,429	$1,089,956
'19	$1,241,378	$1,157,981
'19	$1,212,322	$1,143,821
'19	$1,156,064	$1,088,052
'19	$1,183,884	$1,108,823
'19	$1,227,777	$1,155,579
'19	$1,238,287	$1,153,989
'19	$1,325,178	$1,240,083
'20	$1,245,074	$1,182,277
'20	$1,202,184	$1,119,932
'20	$1,035,039	$947,437
'20	$1,113,250	$1,034,197
'20	$1,117,665	$1,042,140
'20	$1,190,831	$1,118,747
'20	$1,290,487	$1,218,720
'20	$1,329,593	$1,245,659
'20	$1,322,655	$1,225,679
'20	$1,363,022	$1,250,932
'20	$1,469,616	$1,366,628
'20	$1,573,734	$1,467,094
'21	$1,618,478	$1,512,072
'21	$1,643,408	$1,523,637
'21	$1,601,220	$1,500,626
'21	$1,619,757	$1,537,988
'21	$1,620,396	$1,573,654
'21	$1,622,953	$1,576,366
'21	$1,509,174	$1,470,279
'21	$1,524,515	$1,508,764
'21	$1,457,398	$1,448,805
'21	$1,449,727	$1,463,094
'21	$1,376,857	$1,403,468
'21	$1,391,919	$1,429,802
'22	$1,382,808	$1,402,737
'22	$1,300,816	$1,360,809
'22	$1,272,834	$1,330,074
'22	$1,188,890	$1,256,087
'22	$1,213,618	$1,261,617
'22	$1,145,291	$1,177,783
'22	$1,121,864	$1,174,890
'22	$1,127,721	$1,179,795
'22	$1,031,412	$1,041,485
'22	$965,038	$1,009,149
'22	$1,114,056	$1,158,824
'22	$1,091,666	$1,142,536
'23	$1,202,762	$1,232,752
'23	$1,104,306	$1,152,817
'23	$1,140,229	$1,187,733
'23	$1,108,297	$1,174,273
'23	$1,063,726	$1,154,550
'23	$1,117,611	$1,198,388
'23	$1,171,496	$1,272,989
'23	$1,098,984	$1,194,573
'23	$1,071,709	$1,163,332
'23	$1,037,116	$1,118,131
'23	$1,118,276	$1,207,615
'23	$1,160,704	$1,254,826
'24	$1,119,201	$1,196,560
'24	$1,158,662	$1,253,483
'24	$1,196,083	$1,284,544
'24	$1,192,000	$1,290,291
'24	$1,214,452	$1,297,579
'24	$1,251,873	$1,348,760
'24	$1,240,306	$1,352,774
'24	$1,262,078	$1,374,615
'24	$1,326,713	$1,466,405
'24	$1,279,768	$1,401,189

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.40%	0.83%	2.50%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRA-I

R-103417-1 (12/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS emerging markets equity Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$62,291	$0	$5,969	$0
2023	$59,311	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$560,206	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$560,206	$0	$566,175
2023	$5,969	$539,907	$0	$545,876

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024
Annual Financial Statements and Other Information
DWS Emerging Markets Equity Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Emerging Markets Equity Fund

Investment Portfolioas of October 31, 2024

	Shares	Value ($)
Equity Securities 99.5%
Argentina 2.4%
Grupo Financiero Galicia SA (ADR)* (Cost $481,662)	30,000	1,581,600
Brazil 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	45,000	716,774
Embraer SA*	7,500	62,897
NU Holdings Ltd. “A” *	55,000	829,950
Petroleo Brasileiro SA	1,000	6,757
Raia Drogasil SA	175,000	736,823
(Cost $2,061,369)		2,353,201
Chile 0.5%
Antofagasta PLC (Cost $364,779)	13,600	305,595
China 21.5%
Alibaba Group Holding Ltd.	150,000	1,826,751
ANTA Sports Products Ltd.	60,000	641,732
Baidu, Inc. (ADR)*	7,500	684,225
BYD Co., Ltd. “H”	25,000	902,852
Meituan “B” 144A*	50,000	1,174,276
Naura Technology Group Co., Ltd. “A”	17,500	958,621
New Oriental Education & Technology Group, Inc. (ADR)	10,000	626,000
PetroChina Co., Ltd. “H”	950,000	713,139
Ping An Insurance Group Co. of China Ltd. “H”	100,000	620,510
Shanghai United Imaging Healthcare Co., Ltd.“A”	15,000	257,564
Shenzhen Mindray Bio-medical Electronics Co., Ltd. “A”	10,300	386,034
Tencent Holdings Ltd.	65,000	3,379,791
Tencent Music Entertainment Group (ADR)	32,500	361,725
Trip.com Group Ltd.*	20,000	1,283,542
Trip.com Group Ltd. (ADR)*	3,000	193,200
(Cost $9,300,573)		14,009,962
Egypt 0.5%
Commercial International Bank - Egypt (CIB) (GDR), REG S (Cost $354,851)	225,000	347,850
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	3,544
Hong Kong 3.8%
AIA Group Ltd.	225,000	1,779,430
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	3

	Shares	Value ($)
Budweiser Brewing Co., APAC Ltd. 144A	225,000	235,227
China Resources Beer Holdings Co. Ltd.	125,000	464,262
(Cost $2,890,493)		2,478,919
India 19.0%
Bharti Airtel Ltd.	42,500	817,198
CreditAccess Grameen Ltd.	70,000	816,427
DLF Ltd.	40,000	389,670
HDFC Bank Ltd.	75,000	1,537,090
HDFC Bank Ltd. (ADR)	6,000	378,180
ICICI Bank Ltd.	200,000	3,058,494
Infosys Ltd.	32,500	677,477
Larsen & Toubro Ltd.	67,500	2,894,325
Max Healthcare Institute Ltd.	40,000	481,403
Reliance Industries Ltd.	85,000	1,335,780
(Cost $7,734,188)		12,386,044
Indonesia 5.2%
Bank Negara Indonesia Persero Tbk. PT	2,250,000	751,294
Ciputra Development Tbk. PT	4,250,000	363,995
PT Bank Central Asia Tbk	1,000,000	653,284
PT Bank Mandiri Persero Tbk	2,500,000	1,063,552
PT Bank Rakyat Indonesia Persero Tbk	1,750,000	532,843
(Cost $3,199,939)		3,364,968
Ireland 0.6%
PDD Holdings, Inc. (ADR)* (Cost $310,522)	3,000	361,770
Kazakhstan 1.0%
Kaspi.KZ JSC (ADR) (Cost $642,894)	6,000	660,840
Korea 12.0%
DB Insurance Co. Ltd.	4,000	314,498
Hyundai Motor Co.	8,500	1,315,335
KB Financial Group, Inc.	3,000	196,304
Kia Corp.	2,500	165,151
Samsung Electronics Co., Ltd.	72,500	3,073,946
Samsung Fire & Marine Insurance Co., Ltd.	3,000	727,689
Samsung Life Insurance Co., Ltd.	10,000	730,437
SK Hynix, Inc.	10,000	1,312,631
(Cost $6,058,157)		7,835,991
Malaysia 1.2%
CIMB Group Holdings Bhd.	177,300	322,730
Gamuda Bhd.	225,000	437,128
(Cost $747,353)		759,858
The accompanying notes are an integral part of the financial statements.

4	|	DWS Emerging Markets Equity Fund

	Shares	Value ($)
Mexico 1.0%
Corp. Inmobiliaria Vesta SAB de CV	250,000	650,941
Gentera SAB de CV	1,000	1,279
(Cost $927,726)		652,220
Netherlands 0.0%
Prosus NV (Cost $3,452)	100	4,197
Poland 1.3%
Bank Polska Kasa Opieki SA	15,000	525,004
InPost SA*	100	1,951
ORLEN SA	25,000	325,460
(Cost $942,611)		852,415
South Africa 2.8%
Absa Group Ltd.	35,000	334,669
Discovery Ltd.	40,000	407,683
Mr. Price Group Ltd.	50,000	725,384
Old Mutual Ltd.	525,000	362,310
(Cost $1,632,094)		1,830,046
Taiwan 18.1%
Alchip Technologies Ltd.	13,000	809,957
Delta Electronics, Inc.	65,000	805,130
Hon Hai Precision Industry Co. Ltd.	30,000	190,252
MediaTek, Inc.	33,000	1,287,835
Quanta Computer, Inc.	23,000	210,660
Taiwan Semiconductor Manufacturing Co., Ltd.	270,803	8,452,858
(Cost $3,544,714)		11,756,692
Thailand 0.5%
CP ALL PCL (Cost $344,354)	175,000	330,562
Turkey 2.1%
Ebebek Magazacilik AS	300,000	406,777
Haci Omer Sabanci Holding AS	400,000	974,341
(Cost $1,587,653)		1,381,118
Uruguay 2.4%
MercadoLibre, Inc.* (Cost $901,240)	750	1,527,885
Total Equity Securities (Cost $44,033,841)		64,785,277
Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	4,194
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	5

	Shares	Value ($)
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.86% (a) (Cost $145,527)	145,527	145,527

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,183,416)	99.7	64,934,998
Other Assets and Liabilities, Net	0.3	168,103
Net Assets	100.0	65,103,101
A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2024 are as follows:
Value ($) at 10/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (a) (b)
4,203,675	—	4,203,675 (c)	—	—	8,983	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.86% (a)
—	56,367,319	56,221,792	—	—	21,563	—	145,527	145,527
4,203,675	56,367,319	60,425,467	—	—	30,546	—	145,527	145,527

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
JSC: Joint Stock Company
The accompanying notes are an integral part of the financial statements.

6	|	DWS Emerging Markets Equity Fund

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

Securities are listed in country of domicile.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,581,600	$—	$—	$1,581,600
Brazil	2,353,201	—	—	2,353,201
Chile	—	305,595	—	305,595
China	1,865,150	12,144,812	—	14,009,962
Egypt	347,850	—	—	347,850
Georgia	—	3,544	—	3,544
Hong Kong	—	2,478,919	—	2,478,919
India	378,180	12,007,864	—	12,386,044
Indonesia	—	3,364,968	—	3,364,968
Ireland	361,770	—	—	361,770
Kazakhstan	660,840	—	—	660,840
Korea	—	7,835,991	—	7,835,991
Malaysia	—	759,858	—	759,858
Mexico	652,220	—	—	652,220
Netherlands	—	4,197	—	4,197
Poland	—	852,415	—	852,415
South Africa	—	1,830,046	—	1,830,046
Taiwan	—	11,756,692	—	11,756,692
Thailand	—	330,562	—	330,562
Turkey	—	1,381,118	—	1,381,118
Uruguay	1,527,885	—	—	1,527,885
Exchange-Traded Funds	4,194	—	—	4,194
Short-Term Investments	145,527	—	—	145,527
Total	$9,878,417	$55,056,581	$—	$64,934,998
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	7

Statement of Assets and Liabilities
as of October 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $44,037,889)	$64,789,471
Investment in DWS Central Cash Management Government Fund (cost $145,527)	145,527
Cash	87
Foreign currency, at value (cost $249,296)	248,090
Receivable for investments sold	940,842
Receivable for Fund shares sold	6,418
Dividends receivable	59,250
Affiliated securities lending income receivable	138
Foreign taxes recoverable	3,574
Other assets	18,764
Total assets	66,212,161
Liabilities
Payable for investments purchased	203,635
Payable for Fund shares redeemed	234,161
Deferred foreign taxes payable	520,489
Accrued management fee	12,150
Accrued Directors' fees	1,151
Other accrued expenses and payables	137,474
Total liabilities	1,109,060
Net assets, at value	$65,103,101
Net Assets Consist of
Distributable earnings (loss)	(57,669,710)
Paid-in capital	122,772,811
Net assets, at value	$65,103,101
The accompanying notes are an integral part of the financial statements.

8	|	DWS Emerging Markets Equity Fund

Statement of Assets and Liabilities as of October 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($7,221,229 ÷ 389,097 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$18.56
Maximum offering price per share (100 ÷ 94.25 of $18.56)	$19.69
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,778,433 ÷ 108,003 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$16.47
Class R6
Net Asset Value, offering and redemption price per share ($312,637 ÷ 16,600 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$18.83
Class S
Net Asset Value, offering and redemption price per share ($32,228,612 ÷ 1,711,911 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$18.83
Institutional Class
Net Asset Value, offering and redemption price per share ($23,562,190 ÷ 1,252,660 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$18.81
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	9

Statement of Operations
for the year ended October 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $227,894)	$1,576,588
Interest	423
Income distributions — DWS Central Cash Management Government Fund	21,563
Affiliated securities lending income	8,983
Total income	1,607,557
Expenses:
Management fee	548,292
Administration fee	75,978
Services to shareholders	130,494
Distribution and service fees	46,799
Custodian fee	33,637
Audit fee	60,384
Legal fees	26,673
Tax fees	5,969
Reports to shareholders	30,519
Registration fees	73,003
Directors' fees and expenses	4,257
Interest expense	29,563
Other	51,935
Total expenses before expense reductions	1,117,503
Expense reductions	(307,923)
Total expenses after expense reductions	809,580
Net investment income	797,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (net of foreign taxes of $626,784)	16,239,461
Foreign currency	(7,715)
16,231,746
Change in net unrealized appreciation (depreciation) on:
Investments (including deferred foreign taxes of $19,187)	1,137,071
Foreign currency	24,575
1,161,646
Net gain (loss)	17,393,392
Net increase (decrease) in net assets resulting from operations	$18,191,369
The accompanying notes are an integral part of the financial statements.

10	|	DWS Emerging Markets Equity Fund

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$797,977	$1,906,660
Net realized gain (loss)	16,231,746	(15,696,300)
Change in net unrealized appreciation (depreciation)	1,161,646	31,909,842
Net increase (decrease) in net assets resulting from operations	18,191,369	18,120,202
Distributions to shareholders:
Class A	(149,940)	(174,555)
Class C	(63,225)	(40,853)
Class R6	(14,945)	(11,079)
Class S	(765,868)	(1,078,991)
Institutional Class	(1,120,729)	(2,371,479)
Total distributions	(2,114,707)	(3,676,957)
Fund share transactions:
Proceeds from shares sold	7,484,089	30,520,829
Reinvestment of distributions	1,997,274	3,551,855
Payments for shares redeemed	(60,206,055)	(123,456,862)
Net increase (decrease) in net assets from Fund share transactions	(50,724,692)	(89,384,178)
Increase (decrease) in net assets	(34,648,030)	(74,940,933)
Net assets at beginning of period	99,751,131	174,692,064
Net assets at end of period	$65,103,101	$99,751,131

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	11

Financial Highlights
DWS Emerging Markets Equity Fund — Class A
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$15.38	$14.64	$22.37	$21.32	$19.59
Income (loss) from investment operations:
Net investment income[a]	.16	.18	.37	.17	.14
Net realized and unrealized gain (loss)	3.36	.88	(7.77)	1.14	1.96
Total from investment operations	3.52	1.06	(7.40)	1.31	2.10
Less distributions from:
Net investment income	(.34 )	(.32 )	(.33 )	(.26 )	(.37 )
Net asset value, end of period	$18.56	$15.38	$14.64	$22.37	$21.32
Total Return (%)[b,c]	23.12	7.12	(33.54)	6.07	10.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	7	8	23	18
Ratio of expenses before expense reductions (%)	1.67	1.47	1.33	1.28	1.31
Ratio of expenses after expense reductions (%)	1.19	1.16	1.15	1.15	1.15
Ratio of net investment income (%)	.90	1.07	1.94	.68	.73
Portfolio turnover rate (%)	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Equity Fund

DWS Emerging Markets Equity Fund — Class C
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.65	$12.99	$19.85	$18.92	$17.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.05	.21	(.01 )	(.00 )*
Net realized and unrealized gain (loss)	2.99	.78	(6.92)	1.01	1.72
Total from investment operations	3.01	.83	(6.71)	1.00	1.72
Less distributions from:
Net investment income	(.19 )	(.17 )	(.15 )	(.07 )	(.18 )
Net asset value, end of period	$16.47	$13.65	$12.99	$19.85	$18.92
Total Return (%)[b,c]	22.20	6.42	(34.09)	5.32	9.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	4	3	6	4
Ratio of expenses before expense reductions (%)	2.32	2.11	2.02	1.99	2.02
Ratio of expenses after expense reductions (%)	1.94	1.91	1.90	1.90	1.90
Ratio of net investment income (loss) (%)	.11	.32	1.28	(.05 )	(.00 )**
Portfolio turnover rate (%)	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Amount is less than .005%.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	13

DWS Emerging Markets Equity Fund — Class R6
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$15.61	$14.85	$22.70	$21.63	$19.87
Income (loss) from investment operations:
Net investment income[a]	.19	.21	.45	.27	.19
Net realized and unrealized gain (loss)	3.41	.92	(7.92)	1.12	2.00
Total from investment operations	3.60	1.13	(7.47)	1.39	2.19
Less distributions from:
Net investment income	(.38 )	(.37 )	(.38 )	(.32 )	(.43 )
Net asset value, end of period	$18.83	$15.61	$14.85	$22.70	$21.63
Total Return (%)[b]	23.44	7.46	(33.40)	6.36	11.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	313	637	460	846	126
Ratio of expenses before expense reductions (%)	1.25	1.05	.95	.90	1.26
Ratio of expenses after expense reductions (%)	.94	.91	.90	.90	.90
Ratio of net investment income (%)	1.11	1.27	2.34	1.11	.95
Portfolio turnover rate (%)	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Equity Fund

DWS Emerging Markets Equity Fund — Class S
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$15.60	$14.85	$22.69	$21.63	$19.87
Income (loss) from investment operations:
Net investment income[a]	.19	.21	.41	.19	.19
Net realized and unrealized gain (loss)	3.41	.89	(7.88)	1.17	1.98
Total from investment operations	3.60	1.10	(7.47)	1.36	2.17
Less distributions from:
Net investment income	(.37 )	(.35 )	(.37 )	(.30 )	(.41 )
Net asset value, end of period	$18.83	$15.60	$14.85	$22.69	$21.63
Total Return (%)[b]	23.35	7.30	(33.43)	6.27	10.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	34	47	128	191
Ratio of expenses before expense reductions (%)	1.43	1.22	1.10	1.04	1.09
Ratio of expenses after expense reductions (%)	1.02	.99	.98	.98	.98
Ratio of net investment income (%)	1.07	1.28	2.13	.75	.99
Portfolio turnover rate (%)	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	15

DWS Emerging Markets Equity Fund — Institutional Class
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$15.59	$14.83	$22.67	$21.61	$19.86
Income (loss) from investment operations:
Net investment income[a]	.19	.23	.43	.24	.21
Net realized and unrealized gain (loss)	3.41	.90	(7.89)	1.14	1.97
Total from investment operations	3.60	1.13	(7.46)	1.38	2.18
Less distributions from:
Net investment income	(.38 )	(.37 )	(.38 )	(.32 )	(.43 )
Net asset value, end of period	$18.81	$15.59	$14.83	$22.67	$21.61
Total Return (%)[b]	23.40	7.47	(33.43)	6.36	11.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	54	117	308	216
Ratio of expenses before expense reductions (%)	1.29	1.10	.99	.98	1.00
Ratio of expenses after expense reductions (%)	.94	.91	.90	.90	.90
Ratio of net investment income (%)	1.07	1.34	2.25	.96	1.05
Portfolio turnover rate (%)	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Equity Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Emerging Markets Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Emerging Markets Equity Fund	|	17

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or

18	|	DWS Emerging Markets Equity Fund

pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/

DWS Emerging Markets Equity Fund	|	19

administration fee (0.13% annualized effective rate as of October 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2024, the Fund had no securities on loan.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $77,628,754 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not

20	|	DWS Emerging Markets Equity Fund

distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$33,737
Capital loss carryforwards	$(77,628,754)
Net unrealized appreciation (depreciation) on investments	$20,450,688
At October 31, 2024, the aggregate cost of investments for federal income tax purposes was $44,484,310. The net unrealized appreciation for all investments based on tax cost was $20,450,688. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $23,845,158 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,394,470.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2024	2023
Distributions from ordinary income*	$2,114,707	$3,676,957

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

DWS Emerging Markets Equity Fund	|	21

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended October 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $48,292,638 and $103,431,231, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.70%.
For the period from November 1, 2023 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to

22	|	DWS Emerging Markets Equity Fund

maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.15%
Class C	1.90%
Class R6	.90%
Class S	.98%
Institutional Class	.90%
For the year ended October 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$35,704
Class C	11,102
Class R6	1,315
Class S	143,214
Institutional Class	116,588
$307,923
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2024, the Administration Fee was $75,978, of which $5,613 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Emerging Markets Equity Fund	|	23

servicing fee it receives from the Fund. For the year ended October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
Class A	$7,829	$1,274
Class C	442	76
Class R6	127	19
Class S	40,442	6,568
Institutional Class	667	97
	$49,507	$8,034
In addition, for the year ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$7,871
Class C	2,418
Class S	32,053
Institutional Class	22,612
$64,954
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024
Class C	$21,992	$1,264
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

24	|	DWS Emerging Markets Equity Fund

accounts the firms service. For the year ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annual Rate
Class A	$17,477	$3,119.24%
Class C	7,330	434.25%
	$24,807	$3,553
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2024 aggregated $142.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2024, the CDSC for Class C shares aggregated $501. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,712, of which $856 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Investing in Emerging Markets
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of

DWS Emerging Markets Equity Fund	|	25

inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	17,091	$298,595	115,916	$2,002,573
Class C	11,284	164,844	223,447	3,318,433
Class R6	3,694	64,714	72,387	1,230,787
Class S	99,872	1,762,793	109,926	1,866,529
Institutional Class	296,850	5,193,143	1,298,341	22,102,507
		$7,484,089		$30,520,829

26	|	DWS Emerging Markets Equity Fund

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	8,757	$145,923	10,443	$170,221
Class C	4,220	62,839	2,803	40,782
Class R6	886	14,945	671	11,079
Class S	42,472	717,025	62,224	1,027,324
Institutional Class	62,697	1,056,542	139,712	2,302,449
		$1,997,274		$3,551,855
Shares redeemed
Class A	(103,110)	$(1,782,106)	(209,027)	$(3,449,075)
Class C	(236,732)	(3,568,897)	(113,980)	(1,649,633)
Class R6	(28,774)	(484,405)	(63,210)	(1,033,122)
Class S	(598,833)	(10,639,544)	(1,141,418)	(19,413,573)
Institutional Class	(2,545,930)	(43,731,103)	(5,873,385)	(97,911,459)
		$(60,206,055)		$(123,456,862)
Net increase (decrease)
Class A	(77,262)	$(1,337,588)	(82,668)	$(1,276,281)
Class C	(221,228)	(3,341,214)	112,270	1,709,582
Class R6	(24,194)	(404,746)	9,848	208,744
Class S	(456,489)	(8,159,726)	(969,268)	(16,519,720)
Institutional Class	(2,186,383)	(37,481,418)	(4,435,332)	(73,506,503)
		$(50,724,692)		$(89,384,178)

DWS Emerging Markets Equity Fund	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Deutsche DWS International Fund, Inc. and Shareholders of DWS Emerging Markets Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Emerging Markets Equity Fund (the “Fund” ) (one of the funds constituting Deutsche DWS International Fund, Inc. (the “Corporation” )), including the investment portfolio, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS International Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

28	|	DWS Emerging Markets Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2024

DWS Emerging Markets Equity Fund	|	29

Tax Information (Unaudited)
For corporate shareholders, 1% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended October 31, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $1,986,000, or the maximum amount allowable under tax law, as qualified dividend income.
The Fund paid foreign taxes of $803,761 and earned $929,590 of foreign source income during the year ended October 31, 2024. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.23 per share as foreign taxes paid and $0.27 per share as income earned from foreign sources for the year ended October 31, 2024.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS Emerging Markets Equity Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Emerging Markets Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

DWS Emerging Markets Equity Fund	|	31

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA and DWS International the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective October 1, 2023, in

32	|	DWS Emerging Markets Equity Fund

connection with the effectiveness of the Sub-Advisory Agreement with DWS International, and further changes that were made effective March 1, 2024. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

DWS Emerging Markets Equity Fund	|	33

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to

34	|	DWS Emerging Markets Equity Fund

compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DEMEF-BFE2024

DWS Emerging Markets Equity Fund	|	35

DEMEF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2024